TAXATION - Effective tax rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Income tax on statutory income tax rate	¥ 1,169,276
Changes in valuation allowances	185,516
Share-based compensation	476,231
Preferential tax benefits	(65,016)
Research and development super deduction	(143,723)
Others	214,057
Total income tax expense	¥ 1,686,089	$ 241,108	¥ 2,791,889	¥ 1,994,391
Tax Jurisdiction of Domicile [Extensible Enumeration]	CN	CN
Effective Income Tax Rate Reconciliation, Percent
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of preferential treatments			(3.00%)	(3.70%)
Tax effect of tax-exempt entities			8.30%	8.40%
Statutory tax rate difference			(0.40%)	0.30%
Tax effect of permanent difference			(0.70%)	(4.10%)
Tax effect of R&D deduction and others			(2.30%)	(2.00%)
Change in valuation allowance	4.00%	4.00%	13.70%	1.40%
Share-based compensation	10.20%	10.20%
Preferential tax benefits	(1.40%)	(1.40%)
Research and development super deduction	(3.10%)	(3.10%)
Others	4.50%	4.50%
Effective tax rates	36.00%	36.00%	40.60%	25.30%
Cayman Island
Amount
Statutory tax rate difference	¥ (192,363)
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate difference	(4.10%)	(4.10%)
Hong Kong, China
Amount
Statutory tax rate difference	¥ (2,278)
Pillar II impact	¥ 43,988
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate difference	0.00%	0.00%
Pillar II impact	0.90%	0.90%
Other foreign jurisdictions
Amount
Statutory tax rate difference	¥ 401
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate difference	0.00%	0.00%